Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Current Liabilities
Salaries payable	€ 121,972	€ 175,079
Other payables	1,046	847
Deferred income	22,934	9,791
Advances received	7,210	11,682
Other current liabilities	€ 153,162	€ 197,399